FEDERAL FUNDS, SECURITIES BORROWED, LOANED, AND SUBJECT TO REPURCHASE AGREEMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Federal funds sold	$ 0	$ 20
Securities purchased under agreements to resell	123,979	136,649
Deposits paid for securities borrowed	118,591	120,368
Total	242,570	257,037
Federal funds purchased	334	910
Securities sold under agreements to repurchase	147,204	175,691
Deposits received for securities loaned	25,900	26,911
Total	$ 173,438	$ 203,512